9A. INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
A. Income Taxes Details
Interest income	$ (5,394,964)	$ 0
Interest expense	6,903,509	76
Depreciation and amortization	(3,489)	0
Management fees	924,011	382,211
Other	609,342	188,642
Net operating losses	1,398,402	567,961
Deferred tax assets, gross	4,436,811	1,138,890
Valuation allowance	(4,436,811)	(1,138,890)
Net deferred tax asset	$ 0	$ 0